Supplemental Financial Statement Information (Schedule Of Statements Of Operations) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES									$ (611)	$ (533)	$ (527)
Interest expense, net of interest capitalized									(1,369)	(1,221)	(1,018)
Equity in earnings of unconsolidated affiliates									332	236	212
Gains (losses) on interest rate derivatives									(157)	53	(19)
Losses on extinguishments of debt									(25)	(162)	(123)
Other, net									(11)	(1)	30
Income tax expense (benefit)									357	93	54
NET INCOME ATTRIBUTABLE TO PARTNERS									633	196	304
GENERAL PARTNER’S INTEREST IN NET INCOME									2	0	2
CLASS D UNITHOLDER’S INTEREST IN NET INCOME									2	0	0
LIMITED PARTNERS’ INTEREST IN NET INCOME	$ 111	$ 188	$ 163	$ 167	$ (171)	$ 150	$ 127	$ 90	629	196	302
Parent Company [Member]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES									(111)	(56)	(53)
Interest expense, net of interest capitalized									(205)	(210)	(235)
Bridge loan related fees									0	0	(62)
Equity in earnings of unconsolidated affiliates									955	617	666
Gains (losses) on interest rate derivatives									0	9	(15)
Losses on extinguishments of debt									0	(157)	0
Other, net									(5)	(8)	(4)
INCOME BEFORE INCOME TAXES									634	195	297
Income tax expense (benefit)									1	(1)	(7)
NET INCOME ATTRIBUTABLE TO PARTNERS									633	196	304
GENERAL PARTNER’S INTEREST IN NET INCOME									(2)	0	(2)
CLASS D UNITHOLDER’S INTEREST IN NET INCOME									2	0	0
LIMITED PARTNERS’ INTEREST IN NET INCOME									$ 629	$ 196	$ 302